Shareholders' equity - Share warrants plans (Details)											12 Months Ended
	Dec. 13, 2024 shares	May 25, 2024 shares	Mar. 25, 2024 shares	Dec. 15, 2023 EquityInstruments shares € / shares	May 25, 2023 € / shares	May 25, 2023 shares € / shares	May 25, 2023 € / shares	May 25, 2023 EquityInstruments € / shares	May 25, 2023 € / shares	Apr. 16, 2021 EquityInstruments € / shares	Dec. 31, 2024 shares EquityInstruments	Dec. 31, 2023 EquityInstruments shares € / shares	Dec. 31, 2022 shares	Dec. 31, 2021 € / shares	Dec. 31, 2019 € / shares	Dec. 31, 2018 € / shares	Dec. 31, 2017 € / shares
BSA share warrants
Disclosure of classes of share capital [line items]
Subscription price per warrant					€ 0.2	€ 0.2	€ 0.2	€ 0.2	€ 0.2
BSA share warrants | Directors
Disclosure of classes of share capital [line items]
Subscription price per warrant																	€ 0.534
BSA share warrants | Service providers
Disclosure of classes of share capital [line items]
Subscription price per warrant																€ 0.48
BSA share warrants | David Nikodem
Disclosure of classes of share capital [line items]
Subscription price per warrant														€ 2.45	€ 0.18
BSA share warrants | David Nikodem and Jeremy Goldberg
Disclosure of classes of share capital [line items]
Subscription price per warrant														€ 0.29
BSA 2023-1
Disclosure of classes of share capital [line items]
Subscription price per warrant					€ 0.2	€ 0.2	0.2	€ 0.2	€ 0.2
Number of equity instruments granted | EquityInstruments								10,000				10,000
BSA 2023-1 | David Nikodem
Disclosure of classes of share capital [line items]
Subscription price per warrant												€ 0.2
Number of equity instruments granted | EquityInstruments								10,000
Exercise price							€ 2.51					€ 2.51
BSA- 2 2023 plan
Disclosure of classes of share capital [line items]
Subscription price per warrant				€ 0.31
Number of equity instruments granted | EquityInstruments				20,000								20,000
Exercise price				€ 3.91
BSA- 2 2023 plan | David Nikodem
Disclosure of classes of share capital [line items]
Subscription price per warrant				€ 0.31								€ 0.31
Number of equity instruments granted | EquityInstruments				20,000
Exercise price												€ 3.91
AGA 2023-2
Disclosure of classes of share capital [line items]
Number of equity instruments granted | shares				760,000								760,000
BSPCE 2021
Disclosure of classes of share capital [line items]
Subscription price per warrant										€ 0
Number of equity instruments granted | EquityInstruments										600,000
Bonus share award plans
Disclosure of classes of share capital [line items]
Number of equity instruments granted | shares											300,000	1,060,000	373,000
PAGUP 2023
Disclosure of classes of share capital [line items]
Number of equity instruments granted | EquityInstruments								300,000				300,000
Maximum shareholding in entity to be legally allowed to participate in plan									10.00%			10.00%
Minimum period to hold less than threshold value of shares to become eligible for participation in plan					1 year
PAGUP 2023 | Frederic Cren
Disclosure of classes of share capital [line items]
Number of equity instruments granted						300,000		300,000
Instruments lapsed			300,000								300,000
AGA Plan 2023-1 | Frederic Cren
Disclosure of classes of share capital [line items]
Number of equity instruments granted | shares		300,000
AGA 2024-1
Disclosure of classes of share capital [line items]
Number of equity instruments granted | shares	800,000
AGA 2024-1 | Frederic Cren
Disclosure of classes of share capital [line items]
Number of bonus shares granted									800,000
AGA 2024-2
Disclosure of classes of share capital [line items]
Number of equity instruments granted | shares	800,000
AGA 2024-2 | Pierre Broqua
Disclosure of classes of share capital [line items]
Number of equity instruments granted | shares	800,000
AGA 2024-3
Disclosure of classes of share capital [line items]
Number of equity instruments granted | shares	1,577,000
AGA 2024-4
Disclosure of classes of share capital [line items]
Number of equity instruments granted | shares	113,000